PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT NET

Property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

At cost:
Buildings	164,318	169,170
Mold and tooling	98,281	101,563
Computer and electronic equipment	6,337	6,993
Machinery and equipment	253,180	263,587
Vehicles	736	1,204
Other logistic equipment	7,391	7,641
Construction in progress(i)	14,089	15,201
Property, plant and equipment, subtotal	544,332	565,359
Less: accumulated depreciation(ii)	(385,527)	(380,090)
Less: accumulated impairment(iii)	(2,987)	(3,892)
Property, plant and equipment, net(iv)	155,818	181,377

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were US$19.99 million, US$31.35 million and US$41.22 million, respectively.

(iii)	Impairment charges of US$114,078, US$283,210 and US$842,000 were recognized for the years ended December 31, 2024, 2023 and 2022, respectively. After management’s assessment, the estimated useful life and net residual value of impaired assets remained unchanged. The depreciation of the impaired assets is based on the revised net book value.

(iv)	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$47.92 million and US$58.58 as of December 31, 2024 and 2023, respectively.